INCOME TAXES	6 Months Ended
Jun. 30, 2020
Disclosure Of Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
Brookfield Renewable's effective income tax rate was 3.7% for the six months ended June 30, 2020 (2019: 21.8%). The effective tax rate is different than the statutory rate primarily due to rate differentials and non-controlling interests' income not subject to tax.